Nationwide Risk-Based International Equity ETF
Schedule of Investments
November 30, 2019 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS - 99.2%
	AUSTRALIA - 6.0%
	Communication Services - 0.5%
226,483	Telstra Corporation, Ltd.	$591,323
	Consumer Discretionary - 0.5%
21,316	Wesfarmers, Ltd.	610,894
	Consumer Staples - 0.5%
24,931	Woolworths Group, Ltd.	670,484
	Financials - 2.0%
8,840	ASX, Ltd.	488,573
102,250	Insurance Australia Group, Ltd.	545,686
22,841	National Australia Bank, Ltd.	399,990
59,180	QBE Insurance Group, Ltd.	507,571
54,783	Suncorp Group, Ltd.	495,797
		2,437,617
	Health Care - 0.8%
2,760	CSL, Ltd.	529,217
25,740	Sonic Healthcare, Ltd.	524,404
		1,053,621
	Industrials - 0.5%
70,708	Brambles, Ltd.	600,225
	Materials - 0.7%
39,376	Newcrest Mining, Ltd.	819,257
	Utilities - 0.5%
41,982	AGL Energy, Ltd.	579,573
		7,362,994
	AUSTRIA - 0.8%
	Real Estate - 0.5%
23,066	IMMOFINANZ AG	624,368
	Utilities - 0.3%
6,492	Verbund AG	337,717
		962,085
	BELGIUM - 1.4%
	Communication Services - 0.4%
16,366	Proximus SADP	494,075
	Consumer Staples - 0.2%
3,820	Anheuser-Busch InBev SA/NV	302,711
	Financials - 0.4%
7,340	Ageas	440,910
	Health Care - 0.4%
5,658	UCB SA	458,903
		1,696,599
	CHINA - 2.7%
	Energy - 0.9%
1,072,000	China Petroleum & Chemical Corporation - H-Shares	601,205
246,000	China Shenhua Energy Company, Ltd. - H-Shares	476,428
		1,077,633
	Financials - 1.8%
1,555,000	Agricultural Bank of China, Ltd. - H-Shares	629,728
1,583,000	Bank of China, Ltd. - H-Shares	635,000
660,000	China Construction Bank Corporation - H-Shares	525,285
40,000	Ping An Insurance Group Company of China, Ltd. - H-Shares	453,259
		2,243,272
		3,320,905

	CURACAO - 0.4%
	Financials - 0.4%
3,089	HAL Trust	492,496
		492,496
	DENMARK - 3.4%
	Consumer Discretionary - 0.6%
17,281	Pandora AS	696,198
	Consumer Staples - 0.8%
3,065	Carlsberg AS - Series B	441,269
6,068	Royal Unibrew AS	546,588
		987,857
	Health Care - 1.3%
5,189	Coloplast AS - Series B	613,516
2,146	Genmab AS (a)	500,366
9,631	Novo Nordisk AS - Series B	541,783
		1,655,665
	Materials - 0.3%
5,184	Chr Hansen Holding AS	393,979
	Utilities - 0.4%
4,953	Orsted AS	456,824
		4,190,523
	FINLAND - 1.0%
	Energy - 0.3%
10,852	Neste Oyj	367,098
	Financials - 0.4%
12,773	Sampo Oyj - Series A	516,863
	Industrials - 0.3%
6,409	Kone Oyj - Series B	401,521
		1,285,482
	FRANCE - 6.3%
	Communication Services - 0.9%
36,520	Orange SA (b)	604,002
16,826	Vivendi SA	462,323
		1,066,325
	Consumer Discretionary - 0.8%
2,998	EssilorLuxottica SA	466,087
4,195	Sodexo SA	489,367
		955,454
	Consumer Staples - 1.6%
32,097	Carrefour SA	530,143
6,349	Danone SA	523,069
1,445	L’Oreal SA	412,174
2,507	Pernod Ricard SA	460,794
		1,926,180
	Energy - 0.3%
8,310	TOTAL SA	436,505
	Financials - 0.4%
17,218	AXA SA	468,822
	Health Care - 0.4%
4,817	Sanofi	448,850
	Industrials - 0.6%
3,409	Thales SA	334,228
3,439	Vinci SA	375,315
		709,543
	Materials - 0.4%
3,724	Air Liquide SA	505,252
	Utilities - 0.9%
32,065	Electricite de France SA (b)	329,648
23,240	Engie SA	367,966
16,244	Veolia Environnement SA	416,242
		1,113,856
		7,630,787

	GERMANY - 11.7%
	Communication Services - 1.0%
40,691	Deutsche Telekom AG	683,575
8,969	Scout24 AG	555,772
		1,239,347
	Consumer Discretionary - 1.2%
1,607	adidas AG	500,997
7,223	Bayerische Motoren Werke AG	583,765
4,986	Puma SE	374,933
		1,459,695
	Consumer Staples - 0.6%
6,255	Beiersdorf AG (b)	730,021
	Financials - 1.7%
2,161	Allianz SE	517,882
3,455	Deutsche Boerse AG	530,469
2,609	Hannover Rueck SE	484,720
2,052	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	589,615
		2,122,686
	Health Care - 1.3%
9,444	Fresenius SE & Company KGaA	516,897
3,854	Merck KGaA	450,437
12,013	Siemens Healthineers AG	583,067
		1,550,401
	Industrials - 1.5%
36,959	Deutsche Lufthansa AG	701,730
15,520	Deutsche Post AG	579,080
4,346	Siemens AG	561,226
		1,842,036
	Information Technology - 0.4%
3,250	SAP SE	442,483
	Materials - 0.3%
4,412	Symrise AG	428,284
	Real Estate - 2.3%
25,639	Deutsche Wohnen SE	1,002,153
6,264	LEG Immobilien AG	707,588
20,733	Vonovia SE	1,081,055
		2,790,796
	Utilities - 1.4%
68,416	E.ON SE	716,485
16,433	RWE AG	487,581
15,261	Uniper SE	493,023
		1,697,089
		14,302,838
	HONG KONG - 1.1%
	Industrials - 0.6%
12,500	Jardine Matheson Holdings, Ltd.	702,750
	Real Estate - 0.5%
125,200	Hongkong Land Holdings, Ltd.	688,600
		1,391,350
	IRELAND - 0.7%
	Consumer Staples - 0.4%
4,463	Kerry Group plc - Series A	572,791
	Industrials - 0.3%
10,013	Experian plc	331,953
		904,744
	ITALY - 2.9%
	Communication Services - 0.3%
635,208	Telecom Italia SpA/Milano (a)	397,955
	Consumer Staples - 0.3%
41,816	Davide Campari-Milano SpA	381,990
	Energy - 0.4%
27,953	Eni SpA	422,678

	Financials - 0.4%
23,733	Assicurazioni Generali SpA	484,892
	Industrials - 0.3%
15,076	Atlantia SpA	334,450
	Utilities - 1.2%
71,674	Enel SpA	541,813
93,749	Snam SpA	466,393
79,381	Terna Rete Elettrica Nazionale SpA	510,272
		1,518,478
		3,540,443
	JAPAN - 29.3%
	Communication Services - 2.9%
14,700	Dentsu, Inc.	532,910
33,200	KDDI Corporation	951,646
18,300	Nippon Telegraph & Telephone Corporation	923,606
41,700	NTT DOCOMO, Inc.	1,143,504
		3,551,666
	Consumer Discretionary - 4.8%
10,400	Bandai Namco Holdings, Inc.	630,306
15,400	Bridgestone Corporation	615,241
1,000	Fast Retailing Company, Ltd. (b)	608,986
98,500	Nissan Motor Company, Ltd.	610,554
3,200	Nitori Holdings Company, Ltd.	501,141
3,600	Oriental Land Company, Ltd.	497,872
32,200	Sekisui House, Ltd.	695,398
3,400	Shimano, Inc.	549,539
13,600	Suzuki Motor Corporation	603,065
8,500	Toyota Motor Corporation	592,850
		5,904,952
	Consumer Staples - 3.4%
23,100	Aeon Company, Ltd.	471,028
27,300	Ajinomoto Company, Inc.	454,709
9,000	Asahi Group Holdings, Ltd.	432,782
28,800	Japan Tobacco, Inc.	656,028
21,900	Kirin Holdings Company, Ltd.	484,556
8,500	MEIJI Holdings Company, Ltd.	577,482
15,100	Seven & i Holdings Company, Ltd.	562,303
16,300	Unicharm Corporation	533,609
		4,172,497
	Financials - 4.2%
101,200	Japan Post Holdings Company, Ltd.	950,915
497,600	Mizuho Financial Group, Inc.	768,823
22,300	MS&AD Insurance Group Holdings, Inc.	721,068
31,500	ORIX Corporation	515,604
121,700	Resona Holdings, Inc.	515,761
14,500	Sompo Holdings, Inc.	571,473
15,400	Sumitomo Mitsui Financial Group, Inc.	560,959
10,500	Tokio Marine Holdings, Inc.	570,688
		5,175,291
	Health Care - 1.8%
7,700	Chugai Pharmacuetical Company, Ltd.	672,054
51,500	Olympus Corporation	763,729
18,312	Takeda Pharmaceutical Company, Ltd.	744,954
		2,180,737
	Industrials - 6.8%
21,300	ANA Holdings, Inc.	724,912
2,400	Central Japan Railway Company	484,230
6,200	East Japan Railway Company	570,121
10,400	Hankyu Hanshin Holdings, Inc.	446,352
29,000	ITOCHU Corporation	632,381
27,600	Japan Airlines Company, Ltd.	857,412

11,200	Kintetsu Group Holdings Company, Ltd.	633,074
23,500	Mitsubishi Corporation	615,021
16,600	Mitsubishi Heavy Industries, Ltd.	634,835
19,900	Odakyu Electric Railway Company, Ltd.	489,005
6,100	Secom Company, Ltd.	518,425
25,000	Tokyu Corporation	492,877
17,000	Toshiba Corporation	610,081
6,900	West Japan Railway Company	607,208
		8,315,934
	Information Technology - 1.9%
22,800	Canon, Inc.	630,847
12,700	FUJIFILM Holdings Corporation	599,803
6,800	Fujitsu, Ltd.	617,905
11,500	NEC Corporation	459,433
		2,307,988
	Real Estate - 1.6%
4,800	Daito Trust Construction Company, Ltd.	586,686
24,000	Mitsubishi Estate Company, Ltd.	439,741
18,200	Mitsui Fudosan Company, Ltd.	452,549
15,700	Sumitomo Realty & Development Company, Ltd.	546,798
		2,025,774
	Utilities - 1.9%
27,900	Chubu Electric Power Company, Inc.	388,781
37,800	Kansai Electric Power Company, Inc.	430,777
26,400	Osaka Gas Company, Ltd.	494,684
82,200	Tokyo Electric Power Company Holdings, Inc. (a)	360,296
26,500	Tokyo Gas Company, Ltd.	639,935
		2,314,473
		35,949,312
	LUXEMBOURG - 0.6%
	Real Estate - 0.6%
85,865	Aroundtown SA	746,224
		746,224
	NETHERLANDS - 2.5%
	Communication Services - 0.4%
164,271	Koninklijke KPN NV	506,425
	Consumer Staples - 1.1%
3,984	Heineken Holding NV	382,169
4,038	Heineken NV	418,693
20,154	Koninklijke Ahold Delhaize NV	519,655
		1,320,517
	Energy - 0.3%
13,887	Royal Dutch Shell plc - Class A	397,156
	Industrials - 0.4%
5,787	Wolters Kluwer NV	415,768
	Materials - 0.3%
4,016	Akzo Nobel NV	384,884
		3,024,750
	NORWAY - 1.2%
	Communication Services - 0.4%
22,716	Telenor ASA	414,875
	Consumer Staples - 0.8%
20,675	Mowi ASA	513,193
51,978	Orkla ASA	503,774
		1,016,967
		1,431,842
	PORTUGAL - 0.8%
	Consumer Staples - 0.4%
29,570	Jeronimo Martins SGPS SA	472,592
	Utilities - 0.4%
111,744	EDP - Energias de Portugal SA	452,175
		924,767

	SINGAPORE - 1.5%
	Communication Services - 0.7%
360,600	Singapore Telecommunications, Ltd.	891,314
	Financials - 0.4%
61,400	Oversea-Chinese Banking Corporation, Ltd.	484,034
	Real Estate - 0.4%
190,500	CapitaLand, Ltd.	512,662
		1,888,010
	SPAIN - 4.0%
	Communication Services - 0.7%
10,817	Cellnex Telecom SA	465,145
57,619	Telefonica SA	441,664
		906,809
	Consumer Discretionary - 0.4%
14,071	Industria de Diseno Textil SA	438,444
	Health Care - 0.3%
12,765	Grifols SA (b)	436,455
	Industrials - 0.8%
2,838	Aena SME SA	521,632
13,916	Ferrovial SA (b)	413,514
		935,146
	Utilities - 1.8%
53,307	EDP Renovaveis SA	584,822
57,827	Iberdrola SA	569,248
16,541	Naturgy Energy Group SA	430,418
31,286	Red Electrica Corporation SA	612,301
		2,196,789
		4,913,643
	SWEDEN - 2.6%
	Communication Services - 0.4%
112,372	Telia Company AB	486,601
	Consumer Discretionary - 0.3%
18,176	Hennes & Mauritz AB - Series B	350,982
	Financials - 1.3%
7,009	Investor AB - Series B	370,654
42,678	Skandinaviska Enskilda Banken AB - Series A	366,137
46,992	Svenska Handelsbanken AB - Series A	461,469
30,874	Swedbank AB - Series A	402,207
		1,600,467

	Industrials - 0.6%
15,534	Assa Abloy AB - Series B	369,032
16,454	Skanska AB - Series B	363,729
		732,761
		3,170,811
	SWITZERLAND - 5.0%
	Communication Services - 0.5%
1,171	Swisscom AG	606,504
	Consumer Staples - 1.5%
10	Chocoladefabriken Lindt & Spruengli AG	853,555
12,249	Coca-Cola HBC AG (a)	408,617
5,635	Nestle SA	585,970
		1,848,142
	Financials - 1.2%
990	Swiss Life Holding AG	491,161
4,830	Swiss Re AG	523,429
1,217	Zurich Insurance Group AG	477,740
		1,492,330
	Health Care - 0.8%
5,650	Novartis AG	520,477
1,660	Roche Holding AG	511,945
		1,032,422
	Industrials - 0.5%
1,034	Geberit AG	555,412
	Materials - 0.5%
187	Givaudan SA	549,951
		6,084,761
	THAILAND - 0.4%
	Consumer Staples - 0.5%
864,000	Thai Beverage plc	562,330
		562,330
	UNITED KINGDOM - 12.9%
	Communication Services - 1.4%
201,512	BT Group plc	499,310
36,642	Informa plc	375,094
52,115	Pearson plc	435,876
190,993	Vodafone Group plc	378,873
		1,689,153
	Consumer Discretionary - 1.7%
27,275	Compass Group plc	668,379
6,279	InterContinental Hotels Group plc	406,661
5,531	Next plc	483,489
7,875	Whitbread plc	468,670
		2,027,199
	Consumer Staples - 3.5%
13,620	Associated British Foods plc	452,591
13,344	British American Tobacco plc	528,168
12,684	Diageo plc	519,271
28,172	Imperial Brands plc	620,651
6,235	Reckitt Benckiser Group plc	489,219
158,807	Tesco plc	471,224
9,918	Unilever NV	588,333
10,328	Unilever plc	611,584
		4,281,041
	Energy - 0.3%
65,796	BP plc	408,682
	Financials - 1.3%
59,580	HSBC Holdings plc	444,133
569,281	Lloyds Banking Group plc	450,285
3,406	London Stock Exchange Group plc	302,756
63,555	RSA Insurance Group plc	453,295
		1,650,469
	Health Care - 1.3%
6,485	AstraZeneca plc	625,600
23,774	GlaxoSmithKline plc	539,382
17,686	Smith & Nephew plc	395,996
		1,560,978
	Industrials - 1.5%
58,215	BAE Systems plc	431,775
17,716	Bunzl plc	486,497
54,398	International Consolidated Airlines Group SA	389,814
8,470	International Consolidated Airlines Group SA - ADR	121,307
17,638	RELX plc	427,319
		1,856,712
	Information Technology - 0.3%
38,594	Sage Group plc	376,305
	Utilities - 1.6%
42,847	National Grid plc	493,092
17,032	Severn Trent plc	494,151
29,271	SSE plc	492,204
46,853	United Utilities Group plc	517,195
		1,996,642
		15,847,181

	TOTAL COMMON STOCKS (Cost $115,012,548)		121,624,877

	SHORT-TERM INVESTMENTS - 0.2%
	Money Market Funds - 0.2%
201,871	Invesco Government & Agency Portfolio - Institutional Class, 1.53% (c)		201,871
	TOTAL SHORT-TERM INVESTMENTS (Cost $201,871)		201,871

Principal Amount	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.2%
	Repurchase Agreements - 2.2%
$ 628,543	Citigroup Global Markets, Inc. - 1.65%, dated 11/29/2019, matures 12/02/2019, repurchase price $628,571 (collateralized by various U.S. government obligations: Total Value $641,114)		628,543
628,543	Daiwa Capital Markets America, Inc. - 1.64%, dated 11/29/2019, matures 12/02/2019, repurchase price $628,571 (collateralized by various U.S. government obligations: Total Value $641,114)		628,543
186,013	HSBC Securities (USA), Inc. - 1.63%, dated 11/29/2019, matures 12/02/2019, repurchase price $186,021 (collateralized by various U.S. government obligations: Total Value $189,733)		186,013
628,543	Morgan Stanley & Company LLC - 1.64%, dated 11/29/2019, matures 12/02/2019, repurchase price $628,571 (collateralized by various U.S. government obligations: Total Value $641,114)		628,543
628,543	RBC Dominion Securities, Inc. - 1.64%, dated 11/29/2019, matures 12/02/2019, repurchase price $628,571 (collateralized by various U.S. government obligations: Total Value $641,114)		628,543
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,700,185)		2,700,185

	Total Investments (Cost $117,914,604) - 101.6%		124,526,933
	Liabilities in Excess of Other Assets - (1.6)%		(1,993,438)
	TOTAL NET ASSETS - 100.0%		$122,533,495

	Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	(a)	Non-income producing security.
	(b)	All or a portion of this security is on loan as of November 30, 2019. The total value of securities on loan is $2,273,753.
	(c)	Rate shown is the annualized seven-day yield as of November 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2019 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2019:

Nationwide Risk-Based International Equity ETF*
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$121,624,877	$-	$-	$121,624,877
Short-Term Investments	201,871	-	-	201,871
Investments Purchased with Proceeds from Securities Lending	-	2,700,185	-	2,700,185
Total Investments in Securities	$121,826,748	$2,700,185	$-	$124,526,933

* See Schedule of Investments for breakout of investments by country and sector classification.
For the period ended November 30, 2019, the Fund did not recognize any transfers to or from Level 3.